Long-Term Debt (tables)	12 Months Ended
Mar. 31, 2013
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
5. Long-Term Debt

	2013	2012
	(In thousands)
Revolving credit facility,
1.70% and 1.69%, due through 2017	$188,000	$144,149
Secured note payable to insurance company,
8.03%, due through 2014	38,138	43,452
Secured Industrial Revenue Development Bonds,
3.29%, and 3.38%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	16,753	18,096
Secured promissory note,
6.35%, due through 2020	4,303	4,840
Secured Industrial Revenue Development Bond,
8.10%, paid in 2013	0	661
Other	362	381
	270,186	234,209
Less current portion	40,170	7,336
	$230,016	$226,873

Long Term Debt Repayement [table text block]
Years ending March 31:
2014	$40,170
2015	2,175
2016	2,332
2017	190,466
2018	7,699
Thereafter	27,344
Total	$270,186